Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Restructuring charges	$45,390	$31,143	$31,105
Net charge	$45,390	$31,143	$31,105

Schedule of Restructuring Reserve by Type of Cost

	Year Ended
	December 31, 2023	December 31, 2022
	(in thousands)
Opening provision	$6,022	$10,311
Additional provision in the year	36,704	4,364
Utilization	(35,727)	(8,653)
Ending provision	$6,999	$6,022